Related party transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related party transactions
Schedule of material related party transactions

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

Sales and services rendered from subsidiaries to related parties
Joint ventures	1 474	965	1 088

Purchases by subsidiaries from related parties
Joint ventures	718	671	617
Associates	95	88	120

	813	759	737

Schedule of key management remuneration

		Retirement	Other	Total	Total	Total
	Salary	funding	benefits	2019	2018(1)	2017(1)
	R’000	R’000	R’000	R’000	R’000	R’000

Executive Directors	32 194	4 540	10 214	46 948	66 808	77 333

(1)	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.

Gains on Long-term incentives and Share Appreciation Rights for the Executive Directors’ and former Executive Director were as follows:

Share
	Long-term	appreciation
	incentive	rights, with
	rights	and without	Total	Total	Total
	vested(1)	CPTs exercised	2019	2018	2017
	R’000	R’000	R’000	R’000	R’000

Executive Directors	25 025	—	25 025	20 515	24 970

(1)	Long-term incentives for the 2019 financial year represent incentives approved on the group results for the 2019 financial year, payable in the 2020 financial year.

Remuneration and benefits paid and short-term incentives approved for the Prescribed Officers were as follows:

		Retirement	Other	Total	Total	Total
	Salary	funding	benefits	2019	2018(1)	2017(1)
	R’000	R’000	R’000	R’000	R’000	R’000

Prescribed Officers	49 335	6 373	11 780	67 488	89 007	70 949
Number of Prescribed Officers				8	8	7

(1)	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.

Gains on Long-term incentives and Share Appreciation Rights for the Prescribed Officers were as follows:

Share
	Long-term	appreciation
	incentive	rights, with
	rights	and without	Total	Total	Total
	vested(1)	CPTs exercised	2019	2018	2017
	R’000	R’000	R’000	R’000	R’000

Prescribed Officers	19 628	48 931	68 559	44 962	23 807

(1)	Long-term incentives for the 2019 financial year represent incentives approved on the group results for the 2019 financial year, payable in the 2020 financial year.

				Ad Hoc
				Special
	Board	Lead		Board —
	meeting	Director	Committee	Committee	Total	Total	Total
	fees	fees	fees	Meeting	2019	2018	2017
	R’000	R’000	R’000	R’000	R’000	R’000	R’000

Non-executive Directors	24 498	387	7 372	198	32 455	27 823	23 079